Columbia Quality Income Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	1,229,074	1,231,792
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	4,000,000	4,042,203
Subordinated Series 2024-1PL Class C
04/25/2031	6.420%	3,850,000	3,869,692
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	1,317,535	1,320,470
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,250,000	4,323,812
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Subordinated Series 2024-X1 Class CERT
05/15/2029	0.000%	32,000	2,336,000
Apidos CLO XXVIII(a),(f)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	7.244%	8,000,000	8,000,656
Carlyle Global Market Strategies CLO Ltd.(a),(f)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.263%	6,750,000	6,753,280
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.983%	14,725,000	14,731,140
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	502,711	502,702
Madison Park Funding XVIII Ltd.(a),(f)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	7.444%	17,075,000	17,091,085
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	368,842	368,982
MPOWER Education Trust(a)
Subordinated Series 2024-A Class B
07/22/2041	8.350%	3,000,000	2,979,119
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	910,104	912,981
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XI Ltd.(a),(f)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012% 10/30/2030	7.267%	7,000,000	7,009,737
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	882,190	880,635
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	2,494,883	2,518,687
Series 2023-3 Class A
12/16/2030	7.600%	1,984,012	1,994,708
Series 2023-8 Class A
06/16/2031	7.299%	1,254,971	1,276,890
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,998,678	9,878,592
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	4,999,515	5,059,460
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	3,999,444	4,075,526
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	3,999,966	4,112,596
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	1,999,487	2,035,102
Subordinated Series 2024-2 Class B
08/15/2031	6.611%	13,743,887	13,923,924
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	5,200,000	5,244,733
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	7,000,000	7,091,419
Palmer Square Loan Funding Ltd.(a),(f)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.313%	12,000,000	12,009,888
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,524,103	2,451,256
RR 1 LLC(a),(f)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.163%	7,800,000	7,811,014

Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(f)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.963%	6,500,000	6,505,778
Sound Point IV-R CLO Ltd.(a),(f)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	7.291%	10,000,000	10,000,490
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	1,202,298	1,209,817
Series 2023-1A Class A
04/15/2029	7.580%	2,363,951	2,378,586
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	1,287,615	1,286,116
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	476,085	469,479
Series 2021-ST8 Class A
10/20/2029	1.750%	352,982	351,417
Series 2021-ST9 Class A
11/20/2029	1.700%	380,447	377,948
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	508,756	509,287
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	3,199,305	3,170,477
Total Asset-Backed Securities — Non-Agency (Cost $181,907,002)			182,097,476

Commercial Mortgage-Backed Securities - Agency 0.5%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.835%	12,636,455	651,417
Series 2019-118 Class IO
06/16/2061	0.811%	19,257,373	987,048
Series 2019-131 Class IO
07/16/2061	0.803%	24,671,775	1,410,917
Series 2019-134 Class IO
08/16/2061	0.651%	16,844,951	732,907
Series 2019-139 Class IO
11/16/2061	0.671%	17,493,926	763,769
Series 2020-19 Class IO
12/16/2061	0.718%	17,792,457	865,998
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3 Class IO
02/16/2062	0.615%	18,765,408	770,970
Total Commercial Mortgage-Backed Securities - Agency (Cost $18,338,589)			6,183,026

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,700,000	2,731,563
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	1,600,494
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	2,326,402
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	435,270
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,220,232	18,050,374
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	5,053,928
SFO Commercial Mortgage Trust(a),(f)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.594%	3,700,000	3,505,830
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $49,533,582)			33,703,861

Residential Mortgage-Backed Securities - Agency 93.0%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	14,811,260	13,425,823
Fannie Mae REMICS(f),(h)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.737%	19,779,095	2,652,774
Federal Home Loan Mortgage Corp.
06/01/2030	5.500%	846,712	856,748
05/01/2036- 11/01/2051	2.000%	25,930,521	21,814,648
06/01/2039- 12/01/2052	5.000%	19,506,209	19,811,779
03/01/2042- 05/01/2052	3.500%	44,118,806	41,333,634
11/01/2043- 08/01/2052	3.000%	34,938,387	31,695,672
Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2044- 12/01/2052	4.000%	31,354,679	30,089,252
02/01/2051	2.500%	20,451,817	17,747,648
Federal Home Loan Mortgage Corp.(j)
08/01/2041	4.500%	1,638,299	1,638,260
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.482%	2,880,468	317,056
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.482%	4,039,122	429,666
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.432%	1,814,689	234,708
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	0.482%	3,732,539	542,181
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	0.587%	6,792,189	948,585
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	0.387%	5,094,521	619,974
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.617%	11,193,044	1,774,191
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.587%	14,834,242	2,424,503
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.502%	3,891,525	401,356
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.532%	1,399,286	148,631
Federal Home Loan Mortgage Corp.(h)
CMO Series 304 Class C69
12/15/2042	4.000%	1,068,425	203,967
CMO Series 4139 Class CI
05/15/2042	3.500%	1,423,188	104,029
CMO Series 4147 Class CI
01/15/2041	3.500%	487,955	9,545
CMO Series 4177 Class IY
03/15/2043	4.000%	3,132,198	459,761
CMO Series 4215 Class IL
07/15/2041	3.500%	222,977	7,124
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	0.510%	1,940,897	176,787
CMO Series 4107 Class KS
06/15/2038	0.841%	1,728,088	95,295
Federal Home Loan Mortgage Corp.(h),(k)
CMO Series 4620 Class AS
11/15/2042	0.560%	3,029,269	252,718
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	11,132,167	10,143,552
CMO Series 204763 Class ZW
08/15/2047	4.000%	12,653,908	12,090,274
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	0.637%	23,293,668	3,101,144
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.532%	31,737,441	3,904,734
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	19,231,095	3,262,057

Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
11/01/2034- 05/01/2052	3.500%	43,189,334	40,764,951
02/01/2035- 09/01/2053	5.000%	44,789,950	44,962,579
03/01/2036- 08/01/2041	4.500%	7,194,642	7,192,566
06/01/2036- 03/01/2052	2.000%	151,020,516	125,787,465
09/01/2036	6.500%	953,748	990,208
01/01/2042	4.000%	1,330,020	1,292,996
11/01/2046- 06/01/2052	3.000%	68,487,334	61,885,852
12/01/2050- 05/01/2051	2.500%	37,158,034	32,499,048
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,285,195	3,956,193
Federal National Mortgage Association(j)
08/01/2052	4.000%	34,365,284	33,030,349
Federal National Mortgage Association(f),(h)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	0.617%	4,171,167	206,079
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	0.637%	3,695,787	330,004
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.637%	291,845	1,180
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.687%	6,268,053	888,929
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	0.487%	13,693,920	1,884,689
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	0.387%	7,834,887	1,233,549
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.537%	11,208,468	1,681,040
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	0.537%	9,911,073	1,280,256
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.687%	7,579,935	1,137,325
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	25,549,573	1,218,446
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.687%	5,693,095	823,187
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.587%	15,905,930	1,923,676
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.587%	10,393,051	1,379,423
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	0.487%	13,879,053	1,928,004
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.617%	15,731,957	2,595,406
Federal National Mortgage Association(g),(h)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,025,335	20
Federal National Mortgage Association(h)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	719,712	20,219
Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,313,491	116,918
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,438,931	208,308
CMO Series 2013-16
01/25/2040	3.500%	489,808	6,609
CMO Series 2020-55 Class MI
08/25/2050	2.500%	18,374,423	3,045,456
CMO Series 417 Class C4
02/25/2043	3.500%	5,499,179	1,095,459
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	0.687%	11,521,393	1,675,997
CMO Series 2022-46 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/25/2052	0.651%	19,327,318	1,920,962
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	8,762,474	8,126,664
Federal National Mortgage Association REMICS(h)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	13,994,885	2,384,821
CMO Series 2021-54 Class LI
04/25/2049	2.500%	19,626,967	2,707,522
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	4,734,687	3,970,621
Freddie Mac REMICS(f),(h)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	0.582%	21,559,903	2,750,903
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	116,158	120,672
01/15/2039- 08/20/2040	5.000%	4,126,026	4,231,335
01/20/2051	2.000%	13,231,001	11,151,176
04/20/2051	2.500%	22,241,197	18,884,725
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	16,486,857	16,446,630
CMO Series 2024-80 Class DT
05/20/2064	3.000%	11,532,523	10,245,586
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-80 Class PT
05/20/2064	3.500%	16,640,332	15,216,041
Government National Mortgage Association(j)
04/20/2048	4.500%	6,195,791	6,149,559
05/20/2051	2.500%	45,553,152	38,678,564
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,091,052	289,205
CMO Series 2014-131 Class EI
09/16/2039	4.000%	3,838,783	264,592
CMO Series 2015-175 Class AI
10/16/2038	3.500%	9,198,465	724,518
CMO Series 2020-138 Class IN
09/20/2050	2.500%	12,342,063	1,679,441
CMO Series 2020-191 Class TI
12/20/2050	2.500%	8,786,054	1,324,166
CMO Series 2020-191 Class UC
12/20/2050	4.000%	16,149,039	3,259,737
CMO Series 2021-1 Class IB
01/20/2051	2.500%	18,675,760	2,683,772
CMO Series 2021-111 Class AI
06/20/2051	2.500%	17,030,873	2,429,774
CMO Series 2021-119 Class LI
07/20/2051	3.000%	19,448,834	3,151,131
CMO Series 2021-122 Class HI
11/20/2050	2.500%	16,225,080	2,053,706
CMO Series 2021-142 Class IX
08/20/2051	2.500%	22,302,980	3,056,628
CMO Series 2021-146 Class IK
08/20/2051	3.500%	20,174,593	3,996,837
CMO Series 2021-158 Class VI
09/20/2051	3.000%	16,534,131	2,637,273
CMO Series 2021-159 Class IP
09/20/2051	3.000%	12,717,797	2,021,211
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	21,313,896	3,691,281
CMO Series 2021-27 Class IN
02/20/2051	2.500%	11,801,213	1,697,820
CMO Series 2021-67 Class GI
04/20/2051	3.000%	18,299,355	3,165,232
CMO Series 2021-8 Class BI
01/20/2051	2.500%	17,861,801	2,601,395
CMO Series 2021-8 Class IO
01/20/2051	3.000%	32,897,763	5,535,483

Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	0.747%	9,037,208	1,283,178
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.750%	5,595,724	677,540
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.750%	6,949,797	882,836
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.750%	5,163,249	564,636
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.700%	3,294,881	386,968
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.750%	8,658,504	1,062,445
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.700%	6,705,277	776,360
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	0.750%	6,459,037	918,874
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.750%	3,984,749	470,693
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.750%	4,565,566	535,777
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.750%	6,264,271	887,197
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.750%	5,316,116	582,513
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.650%	11,735,614	1,655,224
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	0.650%	6,812,319	700,826
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.600%	5,963,142	625,663
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.600%	6,344,708	870,143
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	0.650%	11,163,139	1,273,086
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	0.597%	14,328,550	2,324,238
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.650%	14,625,072	1,870,026
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.750%	10,854,088	1,416,176
Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.800%	17,378,708	2,366,897
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	0.800%	12,133,827	1,697,889
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.600%	14,061,895	1,526,166
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	0.650%	10,585,890	1,564,516
CMO Series 2021-117 Class ES
1-month Term SOFR + 6.300% Cap 6.300% 07/20/2051	0.850%	17,780,164	2,627,314
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.850%	19,092,366	2,768,179
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	141,639,725	481,858
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.850%	20,774,703	2,854,201
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	0.617%	21,388,455	2,282,296
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	0.627%	18,653,285	1,836,019
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	0.697%	30,325,029	3,155,177
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	0.600%	26,312,911	2,969,307
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	0.700%	30,540,262	4,013,528
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	1.497%	25,076,387	2,770,532
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.600%	28,577,241	3,332,838
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.377%	15,352,911	1,022,201
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.600%	32,716,192	4,071,236
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.600%	23,636,482	3,038,635
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	0.797%	23,710,195	2,378,213
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.600%	23,014,064	2,880,056
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	0.997%	15,833,504	1,689,482

Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	0.697%	15,838,281	1,358,278
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.047%	32,641,428	2,496,384
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.897%	13,896,442	2,254,247
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	0.047%	15,968,388	1,141,050
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	1.947%	18,959,598	2,951,522
Government National Mortgage Association(f)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	2.729%	2,476,931	2,412,205
Government National Mortgage Association TBA(l)
09/23/2054	3.000%	17,000,000	15,391,982
09/23/2054	4.500%	65,000,000	63,672,070
Uniform Mortgage-Backed Security TBA(l)
09/19/2039	2.500%	20,000,000	18,565,516
09/19/2039- 09/16/2054	3.000%	80,000,000	73,208,730
09/16/2054	2.000%	9,000,000	7,363,677
09/16/2054	3.500%	99,927,560	91,991,254
09/16/2054	4.500%	115,000,000	111,865,309
09/16/2054	5.000%	19,000,000	18,863,240
09/16/2054	5.500%	8,000,000	8,054,321
09/16/2054	6.000%	20,000,000	20,367,123
Total Residential Mortgage-Backed Securities - Agency (Cost $1,368,351,817)			1,302,057,292

Residential Mortgage-Backed Securities - Non-Agency 16.6%

A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	2,382,025	2,401,806
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antler Mortgage Trust(a),(g)
CMO Series 2024-RTL1
05/25/2026	9.487%	4,286,656	4,314,708
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,492,523
BVRT Financing Trust(a),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	6,895,820	6,895,820
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	6,471,461	6,199,578
CMO Series 2023-1 Class M1
03/25/2058	8.258%	6,144,000	6,235,633
CMO Series 2023-4 Class M1
09/25/2058	8.449%	5,480,320	5,729,185
CHNGE Mortgage Trust(a),(k)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	5,183,959	5,231,818
CMO Series 2023-4 Class A1
09/25/2058	7.573%	3,762,484	3,835,868
CIM Trust(a),(g)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	7,554,293
CIM Trust(a),(k)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	1,726,751	1,710,530
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	2,302,865	2,283,651
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	6.468%	151,276	148,380
CMO Series 2014-A Class B2
01/25/2035	5.460%	517,178	511,211
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,501,194	2,427,049
Connecticut Avenue Securities Trust(a),(f)
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	8.349%	10,000,000	10,260,276
CSMC Trust(a),(g)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	1,508,009	1,496,392
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	4,915,559	4,223,744
Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FIGRE Trust(a),(g)
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.310%	1,700,569	1,730,457
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	3,658,586	3,587,698
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.099%	4,000,000	4,285,649
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.849%	7,000,000	7,876,610
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	10.099%	4,500,000	4,746,551
GCAT LLC(a),(g)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,555,098	1,477,679
GCAT Trust(a),(g)
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	5,949,375	5,633,894
Imperial Fund Mortgage Trust(a),(g)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	7,163,616	6,236,305
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	3,723,862	3,757,972
LHOME Mortgage Trust(a),(k)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	10,000,000	10,095,787
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	2,789,000	2,574,639
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.228%	7,254,864	362,605
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,510,974
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.998%	12,000,000	9,135,913
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	1,911,968	1,822,207
OBX Trust(a),(g)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,215,756
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	5,422,062	5,349,664
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	3,149,585	3,117,643
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,719,528
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.426%	6,000,000	5,691,949
PRET LLC(a),(k)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	8,000,000	8,090,579
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	2,000,000	2,011,955
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	5,948,328	6,042,421
Pretium Mortgage Credit Partners(a),(k)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,410,872	2,424,386
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	4,172,702	3,912,582
PRPM LLC(a),(k)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,420,783
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	2,700,000	2,541,975
RCO Mortgage LLC(a),(k)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	3,839,927	3,860,045
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.038%	5,000,000	4,216,209
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	1,006,658	983,653
Saluda Grade Alternative Mortgage Trust(a),(c),(e),(g)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	3,777,984	6,425,972
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	4,200,558
Stanwich Mortgage Loan Co. LLC(a),(k)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,136,478	1,130,472

Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,085,568
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,367,758	3,378,524
Vendee Mortgage Trust(g),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	248,861	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	295,084	0
Verus Securitization Trust(a),(g)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,204,696
CMO Series 2023-INV1 Class M1
02/25/2068	7.550%	4,200,000	4,233,293
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	1,914,264	1,732,518
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $226,023,696)			232,778,134

Call Option Contracts Purchased 1.7%
Value ($)
(Cost $17,379,750)	24,041,360

Put Option Contracts Purchased 0.0%

(Cost $4,680,390)	490,130

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(m),(n)	43,925,479	43,916,694
Total Money Market Funds (Cost $43,915,339)		43,916,694
Total Investments in Securities (Cost: $1,910,130,165)		1,825,267,973
Other Assets & Liabilities, Net		(424,818,275)
Net Assets		1,400,449,698
At August 31, 2024, securities and/or cash totaling $14,506,404 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	3,379	12/2024	USD	369,657,322	—	(382,256)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(617)	12/2024	USD	(75,968,125)	669,968	—
U.S. Treasury 10-Year Note	(4,175)	12/2024	USD	(474,123,438)	2,570,290	—
U.S. Treasury 2-Year Note	(829)	12/2024	USD	(172,056,360)	—	(53,512)
U.S. Treasury Ultra Bond	(4)	12/2024	USD	(527,750)	9,430	—
Total					3,249,688	(53,512)

Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	65,000,000	65,000,000	3.80	04/10/2025	1,995,500	3,035,253
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	25,000,000	25,000,000	3.25	08/19/2025	766,250	658,025
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	09/20/2024	4,500,000	3,899,925
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	95,000,000	95,000,000	4.00	11/06/2024	2,850,000	4,673,079
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	40,000,000	40,000,000	3.75	11/29/2024	1,268,000	1,379,616
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	120,000,000	120,000,000	3.80	09/20/2024	1,542,000	2,189,700
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	90,000,000	90,000,000	3.90	12/06/2024	1,323,000	2,526,507
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	4.00	05/07/2025	3,135,000	5,679,255
Total							17,379,750	24,041,360

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	25,000,000	25,000,000	4.50	04/25/2025	613,750	104,620
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	198,590
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	42,000,000	42,000,000	4.50	04/28/2025	987,000	177,282
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	80,000,000	80,000,000	4.50	10/07/2024	414,640	2,408
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.50	10/10/2024	760,000	4,260
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	4.50	10/02/2024	727,500	2,970
Total							4,680,390	490,130

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(138,000,000)	(138,000,000)	3.25	9/03/2024	(828,000)	(55)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(50,000,000)	(50,000,000)	3.20	9/05/2024	(350,000)	(4,060)
Total							(1,178,000)	(4,115)

Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	573,019	(2,500)	674,934	—	—	(104,415)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.660	USD	5,000,000	(853,160)	2,500	—	(571,482)	—	(279,178)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.660	USD	10,000,000	(1,706,321)	5,000	—	(1,487,026)	—	(214,295)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	30.797	USD	2,303,631	(413,648)	1,152	—	(114,604)	—	(297,892)
Total								(2,973,129)	8,652	—	(2,173,112)	—	(791,365)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $444,991,773, which represents 31.77% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $8,761,972, which represents 0.63% of total net assets.

(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2024.
Columbia Quality Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	38,059,462	129,650,334	(123,793,237)	135	43,916,694	2,211	661,285	43,925,479
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Quality Income Fund  | 2024

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